DESCRIPTION OF PLAN - General and Eligibility and Contributions (Details) - ECOLAB SAVINGS PLAN AND ESOP	12 Months Ended
Dec. 31, 2025 USD ($) item
DESCRIPTION OF PLAN
Employee contribution (in percentage)	50.00%
Employee contribution | $	$ 23,500
Employee contribution up to 4%
DESCRIPTION OF PLAN
Employer contribution	100.00%
Employee contribution over 4% and up to 8%
DESCRIPTION OF PLAN
Employer contribution	50.00%
Maximum | Employee contribution up to 4%
DESCRIPTION OF PLAN
Percentage of participant eligible compensation	4.00%
Maximum | Employee contribution over 4% and up to 8%
DESCRIPTION OF PLAN
Percentage of participant eligible compensation	8.00%
Minimum
DESCRIPTION OF PLAN
Minimum service period for Plan eligibility of week (in hours)	20
Minimum service period for Plan eligibility of twelve month service period (in hours)	1,000